FAIR VALUE MEASUREMENTS (Details 3) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Corporate debt	Dec. 31, 2011 Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2011 Recurring Basis U.S. government and government sponsored entities	Dec. 31, 2011 Recurring Basis Non-U.S. government	Dec. 31, 2011 Recurring Basis Level 1	Dec. 31, 2010 Recurring Basis Level 1	Dec. 31, 2011 Recurring Basis Level 1 AIA Group Limited (AIA)	Dec. 31, 2010 Recurring Basis Level 1 AIA Group Limited (AIA)	Dec. 31, 2011 Recurring Basis Level 1 Interest rate contracts	Dec. 31, 2010 Recurring Basis Level 1 Interest rate contracts	Dec. 31, 2010 Recurring Basis Level 1 Foreign exchange contracts	Dec. 31, 2011 Recurring Basis Level 1 Equity contracts	Dec. 31, 2010 Recurring Basis Level 1 Equity contracts	Dec. 31, 2011 Recurring Basis Level 1 Other contracts	Dec. 31, 2010 Recurring Basis Level 1 Other contracts	Dec. 31, 2011 Recurring Basis Level 1 U.S. government and government sponsored entities	Dec. 31, 2010 Recurring Basis Level 1 U.S. government and government sponsored entities	Dec. 31, 2010 Recurring Basis Level 1 Obligations of states, municipalities and political subdivisions	Dec. 31, 2011 Recurring Basis Level 1 Non-U.S. government	Dec. 31, 2010 Recurring Basis Level 1 Non-U.S. government	Dec. 31, 2010 Recurring Basis Level 1 Corporate debt	Dec. 31, 2011 Recurring Basis Level 1 Common Stock	Dec. 31, 2010 Recurring Basis Level 1 Common Stock	Dec. 31, 2011 Recurring Basis Level 1 Mutual Funds	Dec. 31, 2010 Recurring Basis Level 1 Mutual Funds	Dec. 31, 2011 Recurring Basis Level 2	Dec. 31, 2010 Recurring Basis Level 2	Dec. 31, 2011 Recurring Basis Level 2 Interest rate contracts	Dec. 31, 2010 Recurring Basis Level 2 Interest rate contracts	Dec. 31, 2011 Recurring Basis Level 2 Foreign exchange contracts	Dec. 31, 2010 Recurring Basis Level 2 Foreign exchange contracts	Dec. 31, 2011 Recurring Basis Level 2 Equity contracts	Dec. 31, 2010 Recurring Basis Level 2 Equity contracts	Dec. 31, 2011 Recurring Basis Level 2 Other investment types: Commodity contracts	Dec. 31, 2010 Recurring Basis Level 2 Other investment types: Commodity contracts	Dec. 31, 2011 Recurring Basis Level 2 Credit contracts	Dec. 31, 2010 Recurring Basis Level 2 Credit contracts	Dec. 31, 2011 Recurring Basis Level 2 Other contracts	Dec. 31, 2010 Recurring Basis Level 2 Other contracts	Dec. 31, 2011 Recurring Basis Level 2 U.S. government and government sponsored entities	Dec. 31, 2010 Recurring Basis Level 2 U.S. government and government sponsored entities	Dec. 31, 2011 Recurring Basis Level 2 Obligations of states, municipalities and political subdivisions	Dec. 31, 2010 Recurring Basis Level 2 Obligations of states, municipalities and political subdivisions	Dec. 31, 2011 Recurring Basis Level 2 Non-U.S. government	Dec. 31, 2010 Recurring Basis Level 2 Non-U.S. government	Dec. 31, 2011 Recurring Basis Level 2 Corporate debt	Dec. 31, 2010 Recurring Basis Level 2 Corporate debt	Dec. 31, 2011 Recurring Basis Level 2 Residential mortgage backed securities (RMBS)	Dec. 31, 2010 Recurring Basis Level 2 Residential mortgage backed securities (RMBS)	Dec. 31, 2011 Recurring Basis Level 2 Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Recurring Basis Level 2 Commercial mortgage-backed securities (CMBS)	Dec. 31, 2011 Recurring Basis Level 2 Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Recurring Basis Level 2 Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2011 Recurring Basis Level 2 Common Stock	Dec. 31, 2010 Recurring Basis Level 2 Common Stock	Dec. 31, 2011 Recurring Basis Level 2 Preferred Stock	Dec. 31, 2010 Recurring Basis Level 2 Preferred Stock	Dec. 31, 2011 Recurring Basis Level 2 Mutual Funds	Dec. 31, 2010 Recurring Basis Level 2 Mutual Funds	Dec. 31, 2011 Recurring Basis Level 2 Securities sold under agreements to repurchase	Dec. 31, 2010 Recurring Basis Level 2 Securities sold under agreements to repurchase	Dec. 31, 2011 Recurring Basis Level 2 Securities and spot commodities sold but not yet purchased	Dec. 31, 2010 Recurring Basis Level 2 Securities and spot commodities sold but not yet purchased	Dec. 31, 2011 Recurring Basis Level 2 Trust deposits and deposits due to banks and other depositors	Dec. 31, 2010 Recurring Basis Level 2 Trust deposits and deposits due to banks and other depositors	Dec. 31, 2011 Recurring Basis Level 3	Dec. 31, 2010 Recurring Basis Level 3	Dec. 31, 2011 Recurring Basis Level 3 Interest rate contracts	Dec. 31, 2010 Recurring Basis Level 3 Interest rate contracts	Dec. 31, 2011 Recurring Basis Level 3 Foreign exchange contracts	Dec. 31, 2010 Recurring Basis Level 3 Foreign exchange contracts	Dec. 31, 2011 Recurring Basis Level 3 Equity contracts	Dec. 31, 2010 Recurring Basis Level 3 Equity contracts	Dec. 31, 2011 Recurring Basis Level 3 Other investment types: Commodity contracts	Dec. 31, 2010 Recurring Basis Level 3 Other investment types: Commodity contracts	Dec. 31, 2011 Recurring Basis Level 3 Credit contracts	Dec. 31, 2010 Recurring Basis Level 3 Credit contracts	Dec. 31, 2011 Recurring Basis Level 3 Other contracts	Dec. 31, 2010 Recurring Basis Level 3 Other contracts	Dec. 31, 2011 Recurring Basis Level 3 Obligations of states, municipalities and political subdivisions	Dec. 31, 2010 Recurring Basis Level 3 Obligations of states, municipalities and political subdivisions	Dec. 31, 2011 Recurring Basis Level 3 Non-U.S. government	Dec. 31, 2010 Recurring Basis Level 3 Non-U.S. government	Dec. 31, 2011 Recurring Basis Level 3 Corporate debt	Dec. 31, 2010 Recurring Basis Level 3 Corporate debt	Dec. 31, 2011 Recurring Basis Level 3 Residential mortgage backed securities (RMBS)	Dec. 31, 2010 Recurring Basis Level 3 Residential mortgage backed securities (RMBS)	Dec. 31, 2011 Recurring Basis Level 3 Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Recurring Basis Level 3 Commercial mortgage-backed securities (CMBS)	Dec. 31, 2011 Recurring Basis Level 3 Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Recurring Basis Level 3 Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2011 Recurring Basis Level 3 Common Stock	Dec. 31, 2010 Recurring Basis Level 3 Common Stock	Dec. 31, 2011 Recurring Basis Level 3 Preferred Stock	Dec. 31, 2010 Recurring Basis Level 3 Preferred Stock	Dec. 31, 2011 Recurring Basis Counterparty Netting	Dec. 31, 2010 Recurring Basis Counterparty Netting	Dec. 31, 2011 Recurring Basis Counterparty Netting Counterparty netting and cash collateral	Dec. 31, 2010 Recurring Basis Counterparty Netting Counterparty netting and cash collateral	Dec. 31, 2011 Recurring Basis Cash Collateral	Dec. 31, 2010 Recurring Basis Cash Collateral	Dec. 31, 2011 Recurring Basis Cash Collateral Counterparty netting and cash collateral	Dec. 31, 2010 Recurring Basis Cash Collateral Counterparty netting and cash collateral	Dec. 31, 2011 Recurring Basis Total Fair Value	Dec. 31, 2010 Recurring Basis Total Fair Value	Dec. 31, 2011 Recurring Basis Total Fair Value Interest rate contracts	Dec. 31, 2010 Recurring Basis Total Fair Value Interest rate contracts	Dec. 31, 2011 Recurring Basis Total Fair Value Foreign exchange contracts	Dec. 31, 2010 Recurring Basis Total Fair Value Foreign exchange contracts	Dec. 31, 2011 Recurring Basis Total Fair Value Equity contracts	Dec. 31, 2010 Recurring Basis Total Fair Value Equity contracts	Dec. 31, 2011 Recurring Basis Total Fair Value Other investment types: Commodity contracts	Dec. 31, 2010 Recurring Basis Total Fair Value Other investment types: Commodity contracts	Dec. 31, 2011 Recurring Basis Total Fair Value Credit contracts	Dec. 31, 2010 Recurring Basis Total Fair Value Credit contracts	Dec. 31, 2011 Recurring Basis Total Fair Value Other contracts	Dec. 31, 2010 Recurring Basis Total Fair Value Other contracts	Dec. 31, 2011 Recurring Basis Total Fair Value Counterparty netting and cash collateral	Dec. 31, 2010 Recurring Basis Total Fair Value Counterparty netting and cash collateral	Dec. 31, 2011 Recurring Basis Total Fair Value U.S. government and government sponsored entities	Dec. 31, 2010 Recurring Basis Total Fair Value U.S. government and government sponsored entities	Dec. 31, 2011 Recurring Basis Total Fair Value Obligations of states, municipalities and political subdivisions	Dec. 31, 2010 Recurring Basis Total Fair Value Obligations of states, municipalities and political subdivisions	Dec. 31, 2011 Recurring Basis Total Fair Value Non-U.S. government	Dec. 31, 2010 Recurring Basis Total Fair Value Non-U.S. government	Dec. 31, 2011 Recurring Basis Total Fair Value Corporate debt	Dec. 31, 2010 Recurring Basis Total Fair Value Corporate debt	Dec. 31, 2011 Recurring Basis Total Fair Value Residential mortgage backed securities (RMBS)	Dec. 31, 2010 Recurring Basis Total Fair Value Residential mortgage backed securities (RMBS)	Dec. 31, 2011 Recurring Basis Total Fair Value Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Recurring Basis Total Fair Value Commercial mortgage-backed securities (CMBS)	Dec. 31, 2011 Recurring Basis Total Fair Value Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Recurring Basis Total Fair Value Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2011 Recurring Basis Total Fair Value Common Stock	Dec. 31, 2010 Recurring Basis Total Fair Value Common Stock	Dec. 31, 2011 Recurring Basis Total Fair Value Preferred Stock	Dec. 31, 2010 Recurring Basis Total Fair Value Preferred Stock	Dec. 31, 2011 Recurring Basis Total Fair Value Mutual Funds	Dec. 31, 2010 Recurring Basis Total Fair Value Mutual Funds
FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON A RECURRING BASIS
Reference rate for variable interest rate			LIBOR	LIBOR
Percentage of securities for which market prices were provided				61.70%
Fair Value, Assets Measured on Recurring Basis
Bonds available for sale							$ 433,000,000	$ 873,000,000										$ 174,000,000	$ 142,000,000	$ 4,000,000	$ 259,000,000	$ 719,000,000	$ 8,000,000					$ 241,592,000,000	$ 210,341,000,000													$ 5,904,000,000	$ 7,208,000,000	$ 36,538,000,000	$ 46,007,000,000	$ 25,467,000,000	$ 16,084,000,000	$ 142,883,000,000	$ 122,624,000,000	$ 23,727,000,000	$ 13,441,000,000	$ 3,991,000,000	$ 2,807,000,000	$ 3,082,000,000	$ 2,170,000,000													$ 21,956,000,000	$ 17,088,000,000													$ 960,000,000	$ 609,000,000	$ 9,000,000	$ 5,000,000	$ 1,935,000,000	$ 2,262,000,000	$ 10,877,000,000	$ 6,367,000,000	$ 3,955,000,000	$ 3,604,000,000	$ 4,220,000,000	$ 4,241,000,000													$ 263,981,000,000	$ 228,302,000,000															$ 6,078,000,000	$ 7,350,000,000	$ 37,498,000,000	$ 46,620,000,000	$ 25,735,000,000	$ 16,808,000,000	$ 144,818,000,000	$ 124,894,000,000	$ 34,604,000,000	$ 19,808,000,000	$ 7,946,000,000	$ 6,411,000,000	$ 7,302,000,000	$ 6,411,000,000
Bond trading securities, at fair value	24,364,000,000	26,182,000,000					100,000,000	339,000,000										100,000,000	339,000,000									14,968,000,000	15,815,000,000													7,404,000,000	6,563,000,000	257,000,000	316,000,000	35,000,000	125,000,000	809,000,000	912,000,000	1,345,000,000	1,837,000,000	1,283,000,000	1,572,000,000	3,835,000,000	4,490,000,000													9,296,000,000	10,028,000,000																	7,000,000		303,000,000	91,000,000	554,000,000	506,000,000	8,432,000,000	9,431,000,000													24,364,000,000	26,182,000,000															7,504,000,000	6,902,000,000	257,000,000	316,000,000	35,000,000	125,000,000	816,000,000	912,000,000	1,648,000,000	1,928,000,000	1,837,000,000	2,078,000,000	12,267,000,000	13,921,000,000
Equity securities available for sale	3,624,000,000	4,581,000,000					3,349,000,000	3,893,000,000																3,294,000,000	3,577,000,000	55,000,000	316,000,000	119,000,000	563,000,000																											70,000,000	61,000,000	44,000,000	423,000,000	5,000,000	79,000,000							156,000,000	125,000,000																									57,000,000	61,000,000	99,000,000	64,000,000									3,624,000,000	4,581,000,000																													3,421,000,000	3,699,000,000	143,000,000	487,000,000	60,000,000	395,000,000
Equity securities trading	125,000,000	6,652,000,000					43,000,000	6,545,000,000																				82,000,000	106,000,000																																								1,000,000																																					125,000,000	6,652,000,000
Mortgage and other loans receivable																												106,000,000	143,000,000																																							1,000,000																																						107,000,000	143,000,000
Other invested assets	20,876,000,000	21,356,000,000					12,549,000,000	12,281,000,000	12,400,000,000	11,100,000,000																		1,709,000,000	1,661,000,000																																							6,618,000,000	7,414,000,000																																					20,876,000,000	21,356,000,000
Derivative assets, at fair value	4,499,000,000	5,917,000,000					123,000,000	84,000,000			2,000,000	1,000,000	14,000,000	92,000,000	61,000,000	29,000,000	8,000,000											8,123,000,000	14,545,000,000	7,251,000,000	13,146,000,000	143,000,000	172,000,000	133,000,000	233,000,000	134,000,000	69,000,000		2,000,000	462,000,000	923,000,000																											1,414,000,000	1,682,000,000	1,033,000,000	1,057,000,000	2,000,000	16,000,000	38,000,000	65,000,000	2,000,000	23,000,000	89,000,000	377,000,000	250,000,000	144,000,000																	(3,660,000,000)	(6,298,000,000)	(3,660,000,000)	(6,298,000,000)	(1,501,000,000)	(4,096,000,000)	(1,501,000,000)	(4,096,000,000)	4,499,000,000	5,917,000,000	8,286,000,000	14,204,000,000	145,000,000	202,000,000	263,000,000	359,000,000	136,000,000	92,000,000	89,000,000	379,000,000	741,000,000	1,075,000,000	(5,161,000,000)	(10,394,000,000)
Short-term investments, portion measured at fair value	5,913,000,000	23,860,000,000					2,309,000,000	5,401,000,000																				3,604,000,000	18,459,000,000																																																																													5,913,000,000	23,860,000,000
Separate account assets, at fair value	51,388,000,000	54,432,000,000					48,502,000,000	51,607,000,000																				2,886,000,000	2,825,000,000																																																																													51,388,000,000	54,432,000,000
Other assets	0	14,000,000																											14,000,000																																																																														14,000,000
Fair value assets measured on recurring basis, total							67,408,000,000	81,023,000,000																				273,189,000,000	264,472,000,000																																							39,441,000,000	36,338,000,000																													(3,660,000,000)	(6,298,000,000)			(1,501,000,000)	(4,096,000,000)			374,877,000,000	371,439,000,000
Fair Value, Liabilities Measured on Recurring Basis
Policyholder contract deposits, portion measured at fair value	918,000,000	445,000,000																																																																		918,000,000	445,000,000																																					918,000,000	445,000,000
Derivative liabilities, at fair value	4,733,000,000	5,735,000,000						14,000,000					14,000,000															7,342,000,000	10,122,000,000	6,661,000,000	9,387,000,000	178,000,000	324,000,000	198,000,000	286,000,000	146,000,000	68,000,000	4,000,000	5,000,000	155,000,000	52,000,000																											3,837,000,000	4,799,000,000	248,000,000	325,000,000			10,000,000	43,000,000			3,362,000,000	4,175,000,000	217,000,000	256,000,000																	(3,660,000,000)	(6,298,000,000)	(3,660,000,000)	(6,298,000,000)	(2,786,000,000)	(2,902,000,000)	(2,786,000,000)	(2,902,000,000)	4,733,000,000	5,735,000,000	6,909,000,000	9,712,000,000	178,000,000	338,000,000	208,000,000	329,000,000	146,000,000	68,000,000	3,366,000,000	4,180,000,000	372,000,000	308,000,000	(6,446,000,000)	(9,200,000,000)
Other long-term debt, portion measured at fair value	10,766,000,000	12,143,000,000																										10,258,000,000	11,161,000,000																																							508,000,000	982,000,000																																					10,766,000,000	12,143,000,000
Other liabilities	907,000,000	2,619,000,000					193,000,000	391,000,000																				714,000,000	2,228,000,000																																	600,000,000	2,100,000,000	144,000,000	94,000,000	6,000,000	15,000,000																																							907,000,000	2,619,000,000
Fair value liabilities measured on recurring basis, total							193,000,000	405,000,000																				18,314,000,000	23,511,000,000																																							5,263,000,000	6,226,000,000																													(3,660,000,000)	(6,298,000,000)			(2,786,000,000)	(2,902,000,000)			17,324,000,000	20,942,000,000
Securities collateral posted for derivative transactions																																																																																																						1,800,000,000	1,400,000,000
Securities collateral received not reflected in balance sheet																																																																																																						100,000,000	109,000,000
Percent of the fair value of the assets recorded as level 3 relating to various private equity, real estate, hedge fund and fund-of-funds investments																																																																				3.00%	5.00%
AIG's Ownership in private equity, real estate, hedge funds and fund-of-funds instrument																																																																				700,000,000	1,300,000,000
Percentage of investments in financial instrument owned																																																																				57.30%	68.60%
Securities purchased under agreements to resell																												100,000,000	1,600,000,000
Fair value derivative liability on AIGFP super senior credit default swap portfolio included in Level 3 unrealized loss on swaps, options and forward transactions																																																																				3,200,000,000	3,700,000,000
Assets transferred from Level 1 to Level 2					$ 1,200,000,000	$ 1,200,000,000